February 2, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	The Republic of Panama

Registration Statement

Ladies and Gentlemen:

On behalf of the Republic of Panama (“Panama”), we enclose for filing with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”), Panama’s Registration Statement under Schedule B of the 1933 Act (the “Registration Statement”). A wire transfer has been made to the account of the Commission, which should be applied toward payment of the filing fee.

Please call Mark H. Stumpf at (202) 942-5575 or the undersigned at (202) 942-5269 should you require any additional information or have any questions.

Very truly yours,

/s/ Carl B. Hurwitz

CARL B. HURWITZ

Enclosures